Significant Transactions - SFC Medium-Term Note Issuances (Details) - USD ($)	Dec. 31, 2017	Dec. 08, 2017	May 30, 2017	May 15, 2017	Apr. 11, 2016
Senior debt | Senior Notes 6.125%
Debt Instrument [Line Items]
Interest rates (as a percent)			6.125%	6.125%
Issue Amount			$ 500,000,000	$ 500,000,000
Senior debt | Senior Notes 5.625%
Debt Instrument [Line Items]
Interest rates (as a percent)		5.625%
Issue Amount		$ 875,000,000
Guaranty Agreements | Springleaf Finance Corporation | Senior Note 8.25%, due 2020
Debt Instrument [Line Items]
Interest rates (as a percent)					8.25%
Issue Amount	$ 1,000,000,000				$ 1,000,000,000